Financial Information on Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2023
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
Financial Information on Subsidiaries, Summarized

40.  FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of December 31, 2023, 2022, and 2021, summarized financial information of the Company’s principal consolidated subsidiaries prepared under IFRS is as follows.

	12-31-2022
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	536,336,504	1,849,188,188	2,385,524,692	576,000,953	1,110,485,916	699,037,823	2,385,524,692	1,511,618,986	(1,321,193,173)	190,425,813	92,378,064	31,333,214	(22,406,029)	8,016,459	5,986,351	14,002,810	4,256,843	18,259,653
Enel Generación Chile	Separate	1,639,751,390	2,891,976,787	4,531,728,177	1,253,245,045	874,687,249	2,403,795,883	4,531,728,177	3,093,713,774	(2,492,460,074)	601,253,700	479,828,601	421,257,037	43,699,104	623,784,931	(111,039,121)	512,745,810	(89,523,631)	423,222,179
Enel Distribución Chile	Separate	527,062,985	1,838,003,680	2,365,066,666	565,443,694	1,110,458,785	689,164,187	2,365,066,666	1,507,064,996	(1,319,758,411)	187,306,585	90,583,023	28,536,267	(21,595,248)	6,030,293	6,318,917	12,349,210	4,255,736	16,604,946
Empresa Eléctrica Pehuenche S.A.	Separate	91,177,341	155,350,662	246,528,003	50,383,350	36,279,770	159,864,883	246,528,003	217,717,148	(7,818,815)	209,898,332	201,464,786	194,705,044	6,861,192	201,566,236	(53,910,507)	147,655,728	-	147,655,728
Arcadia Generación Solar S.A. (1)	Separate	-	-	-	-	-	-	-	43,093,497	(908,539)	42,184,958	30,522,549	13,883,421	570,731	14,454,153	(5,973,184)	8,480,969	8,442,564	16,923,533
Enel X Chile SPA	Separate	83,136,706	109,373,485	192,510,191	106,830,357	87,413,776	(1,733,942)	192,510,191	46,467,999	(18,085,114)	28,382,885	13,553,843	12,349,930	(42,751,424)	(30,401,494)	8,468,810	(21,932,684)	(30,735)	(21,963,419)
Geotermica del Norte S.A.	Separate	20,720,312	449,885,526	470,605,838	37,049,192	10,307,294	423,249,352	470,605,838	45,865,852	(11,566,230)	34,299,622	26,786,584	4,392,257	(940,485)	3,451,771	(1,209,441)	2,242,330	10,372,466	12,614,796
Parque Eolico Talinay Oriente S.A.	Separate	138,191,942	79,433,206	217,625,148	7,836,118	23,511,505	186,277,525	217,625,148	14,016,228	(1,221,066)	12,795,162	9,457,579	2,703,605	6,961,749	9,665,354	(2,997,342)	6,668,012	4,646,496	11,314,508
Enel Green Power Chile S.A	Separate	129,441,688	3,700,078,682	3,829,520,370	704,179,322	2,296,094,345	829,246,703	3,829,520,370	533,135,755	(208,840,806)	324,294,949	243,660,309	147,896,440	(81,930,070)	65,966,371	(16,113,795)	49,852,576	21,410,915	71,263,491
Grupo Enel Green Power	Consolidated	265,831,009	3,806,579,686	4,072,410,695	726,541,701	2,335,254,987	1,010,614,007	4,072,410,695	536,160,033	(169,604,794)	366,555,239	279,904,471	154,342,148	(74,647,386)	79,749,325	(20,485,619)	59,263,706	25,380,251	84,643,957
Grupo Enel Generación Chile	Consolidated	1,683,683,256	2,950,604,840	4,634,288,096	1,368,122,040	910,617,397	2,355,548,659	4,634,288,096	3,198,265,169	(2,390,034,659)	808,230,510	681,160,341	615,962,079	50,560,296	681,555,884	(164,949,629)	516,606,255	(89,055,604)	427,550,651

	12-31-2021
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	517,448,832	1,503,735,962	2,021,184,794	707,079,953	629,125,828	684,979,013	2,021,184,794	1,390,067,039	(1,219,057,344)	171,009,695	80,618,603	13,031,895	(11,117,156)	1,914,739	20,211,987	22,126,726	(6,670,042)	15,456,684
Enel Generación Chile	Separate	1,616,083,142	2,654,629,663	4,270,712,805	899,409,125	1,202,746,824	2,168,556,856	4,270,712,805	3,666,453,365	(2,927,568,119)	738,885,246	593,454,679	525,197,060	(36,631,364)	635,647,512	(71,927,760)	563,719,752	147,458,665	711,178,417
Enel Distribución Chile	Separate	509,513,449	1,493,545,567	2,003,059,016	695,744,040	629,055,841	678,259,135	2,003,059,016	1,386,278,469	(1,217,064,139)	169,214,330	79,680,726	14,077,959	(11,098,303)	2,979,657	19,475,413	22,455,070	(6,665,575)	15,789,495
Empresa Eléctrica Pehuenche S.A.	Separate	153,652,579	156,567,496	310,220,075	97,367,848	38,214,373	174,637,854	310,220,075	272,441,946	(8,068,518)	264,373,428	256,448,537	248,835,473	5,859,222	254,694,695	(67,785,473)	186,909,222	—	186,909,222
Enel Transmision Chile S.A. (2)	Separate	-	-	-	-	-	-	-	96,056,284	(2,416,696)	93,639,588	79,237,171	70,500,241	(9,460,824)	61,039,418	(12,513,925)	48,525,493	55,652	48,581,145
Enel X Chile SPA	Separate	120,842,754	129,627,868	250,470,622	227,063,403	1,615,388	21,791,831	250,470,622	44,555,174	(19,227,050)	25,328,124	10,911,375	10,785,706	(9,297,839)	918,355	930,710	1,849,065	(72,940)	1,776,125
Geotermica del Norte S.A.	Separate	25,635,151	449,371,985	475,007,136	54,576,871	9,795,709	410,634,556	475,007,136	42,338,738	(2,085,161)	40,253,577	2,484,607	(16,314,492)	(1,906,202)	(18,220,694)	5,882,266	(12,338,428)	436,250	(11,902,178)
Parque Eolico Talinay Oriente S.A.	Separate	127,752,924	84,532,822	212,285,746	12,169,016	25,153,714	174,963,016	212,285,746	27,384,124	(1,255,906)	26,128,218	22,691,033	15,654,610	2,650,649	18,305,259	(5,114,251)	13,191,008	(228,602)	12,962,406
Enel Green Power Chile S.A.	Separate	155,208,869	3,614,007,070	3,769,215,939	734,804,810	1,950,173,417	1,084,237,712	3,769,215,939	497,274,888	(247,339,410)	249,935,478	182,795,798	97,069,706	(59,481,555)	37,588,151	(11,322,450)	26,265,701	(2,216,269)	24,049,432
Grupo Enel Green Power	Consolidated	291,452,465	3,734,811,118	4,026,263,583	784,406,218	1,990,260,594	1,251,596,771	4,026,263,583	510,321,233	(198,979,315)	311,341,918	210,023,156	98,022,568	(54,359,950)	40,852,508	(11,617,745)	29,234,763	7,747,281	36,982,044
Grupo Enel Generación Chile	Consolidated	1,700,122,637	2,707,181,983	4,407,304,620	1,082,602,388	1,240,478,531	2,084,223,701	4,407,304,620	3,818,906,698	(2,818,054,885)	1,000,851,813	849,770,172	774,032,534	(30,772,142)	751,020,012	(139,713,234)	611,306,778	147,333,179	758,639,957

	12-31-2020
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	355,550,335	1,276,352,458	1,631,902,793	597,095,713	355,313,363	679,493,717	1,631,902,793	1,164,996,417	(1,000,659,317)	164,337,100	72,015,180	16,530,439	(9,474,782)	7,056,882	9,609,968	16,666,850	4,877,440	21,544,290
Grupo Enel Transmisión Chile	Consolidated	48,577,101	314,425,878	363,002,979	172,645,950	15,974,544	174,382,485	363,002,979	69,228,629	(2,571,288)	66,657,341	51,518,389	41,653,048	(2,210,228)	39,442,820	(7,334,537)	32,108,283	203,377	32,311,660
Enel Generación Chile	Separate	530,408,211	2,705,722,064	3,236,130,275	483,172,950	1,242,808,323	1,510,149,002	3,236,130,275	1,869,125,271	(1,629,466,468)	239,658,803	110,284,335	16,150,815	(43,993,753)	77,683,613	33,147,652	110,831,265	(130,158,612)	(19,327,347)
Enel Distribución Chile	Separate	352,304,900	1,267,457,144	1,619,762,044	591,495,830	355,253,688	673,012,526	1,619,762,044	1,160,793,856	(999,492,100)	161,301,756	69,894,610	15,278,349	(9,696,737)	5,581,612	9,752,809	15,334,421	4,866,485	20,200,906
Empresa Eléctrica Pehuenche S.A.	Separate	71,263,125	160,836,183	232,099,308	45,665,642	40,961,161	145,472,505	232,099,308	208,152,869	(50,164,405)	157,988,464	149,853,935	142,376,688	1,549,390	143,926,078	(38,959,905)	104,966,173	—	104,966,173
Enel Transmision Chile S.A.	Separate	48,577,102	314,425,879	363,002,981	172,645,951	15,974,544	174,382,485	363,002,981	68,238,700	(2,174,763)	66,063,937	51,053,425	41,201,514	(2,219,446)	41,152,259	(7,234,900)	33,917,359	203,377	34,120,736
Empresa De Transmision Chena S.A.	Separate	—	—	—	—	—	—	—	989,929	(396,525)	593,403	464,964	451,535	9,219	460,753	(99,637)	361,116	—	361,116
Geotermica del Norte S.A.	Separate	5,894,673	480,845,799	486,740,472	63,249,169	4,392,957	419,098,346	486,740,472	29,824,491	(751,374)	29,073,117	17,531,064	(3,248,229)	(4,531,802)	(7,780,032)	1,128,172	(6,651,860)	70,443,147	63,791,287
Parque Eolico Talinay Oriente S.A.	Separate	104,653,972	89,697,647	194,351,619	6,633,281	27,036,007	160,682,331	194,351,619	12,818,816	(1,446,268)	11,372,548	8,267,530	2,113,875	59,282	2,173,157	(614,662)	1,558,495	26,745,027	28,303,522
Enel Green Power Chile S.A.	Separate	99,047,153	2,955,681,630	3,054,728,783	633,476,536	1,369,691,239	1,051,561,008	3,054,728,783	314,323,284	(133,738,760)	180,584,524	135,344,197	65,819,037	(18,369,603)	47,449,434	(19,571,243)	27,878,191	167,145,499	195,023,690
Grupo Enel Green Power	Consolidated	197,492,004	3,113,557,814	3,311,049,818	691,255,192	1,405,135,706	1,214,658,920	3,311,049,818	325,711,059	(109,034,364)	216,676,695	161,136,930	64,308,728	(20,252,770)	43,993,474	(18,854,738)	25,138,736	264,760,275	289,899,011
Grupo Enel Generación Chile	Consolidated	546,172,832	2,755,711,323	3,301,884,155	508,122,463	1,283,153,774	1,510,607,918	3,301,884,155	1,899,774,388	(1,505,110,838)	394,663,550	260,005,226	158,527,503	(42,444,363)	129,470,720	(5,812,252)	123,658,468	(129,444,345)	(5,785,877)

(1)See Note 2.4.1.ii

(2)See Note 2.4.1.i